Quarterly Holdings Report
for

Fidelity® Europe Fund

July 31, 2021

EUR-QTLY-0921
1.804873.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Belgium - 2.5%
Fagron NV	434,308	$9,010,811
KBC Groep NV	120,300	9,689,729
UCB SA	82,000	8,871,252

TOTAL BELGIUM		27,571,792

Bermuda - 1.8%
Hiscox Ltd. (a)	833,314	10,151,398
Lancashire Holdings Ltd.	1,115,958	9,904,295

TOTAL BERMUDA		20,055,693

Denmark - 3.4%
GN Store Nord A/S	112,800	9,885,964
ORSTED A/S (b)	108,000	16,040,695
Tryg A/S	492,400	12,174,553

TOTAL DENMARK		38,101,212

Finland - 5.7%
Elisa Corp. (A Shares)	270,000	17,353,177
Nokian Tyres PLC	440,100	18,564,760
Sampo Oyj (A Shares)	280,000	13,491,933
UPM-Kymmene Corp.	350,000	14,299,058

TOTAL FINLAND		63,708,928

France - 5.4%
ALD SA (b)	378,377	5,538,806
Sanofi SA	267,500	27,572,117
The Vicat Group	110,000	5,545,719
Total SA	187,807	8,189,650
Worldline SA (a)(b)	140,000	13,104,978

TOTAL FRANCE		59,951,270

Germany - 8.5%
Auto1 Group SE (b)	127,875	6,258,800
Delivery Hero AG (a)(b)	53,800	8,054,116
Deutsche Post AG	300,000	20,331,375
Instone Real Estate Group BV (b)	432,055	13,376,909
LEG Immobilien AG	70,739	11,189,950
Merck KGaA	75,000	15,360,455
Novem Group SA	340,000	6,687,129
Patrizia Immobilien AG	330,000	8,416,444
SUSE SA (a)	37,500	1,196,185
Talanx AG	81,300	3,458,415

TOTAL GERMANY		94,329,778

Ireland - 1.2%
Dalata Hotel Group PLC (a)	1,123,271	5,143,374
Flutter Entertainment PLC (a)	8,100	1,384,857
Irish Residential Properties REIT PLC	4,085,947	7,464,310

TOTAL IRELAND		13,992,541

Israel - 0.7%
NICE Systems Ltd. (a)	30,000	8,400,000
Italy - 4.1%
BFF Bank SpA (b)	2,001,700	20,919,492
MARR SpA	278,382	6,465,916
Prada SpA	2,337,100	18,254,952

TOTAL ITALY		45,640,360

Luxembourg - 2.3%
Stabilus SA	190,900	15,138,525
Subsea 7 SA	1,320,000	10,593,169

TOTAL LUXEMBOURG		25,731,694

Malta - 0.8%
Kambi Group PLC (a)	210,767	9,059,034
Netherlands - 8.1%
ASM International NV (Netherlands)	41,800	14,821,031
ASML Holding NV (Netherlands)	27,900	21,326,333
Corbion NV (c)	80,000	4,382,482
Heineken NV (Bearer)	119,800	13,955,472
Intertrust NV (a)(b)	786,719	12,990,776
Koninklijke Philips Electronics NV	200,000	9,221,900
RHI Magnesita NV	258,942	13,619,728

TOTAL NETHERLANDS		90,317,722

Norway - 5.1%
Kongsberg Gruppen ASA	730,000	20,904,949
Schibsted ASA:
(A Shares)	168,533	8,935,268
(B Shares)	245,500	11,348,618
TGS ASA	1,360,283	15,589,423
Volue A/S	114,300	595,774

TOTAL NORWAY		57,374,032

South Africa - 1.5%
Naspers Ltd. Class N	86,500	16,692,797
Spain - 1.8%
Aena SME SA (a)(b)	69,500	11,064,035
Prosegur Cash SA (b)	8,817,139	8,628,948

TOTAL SPAIN		19,692,983

Sweden - 14.1%
Alfa Laval AB	467,000	19,497,212
ASSA ABLOY AB (B Shares)	500,000	16,038,147
Dustin Group AB (b)	1,424,954	16,544,788
Ericsson (B Shares)	815,200	9,402,663
HEXPOL AB (B Shares)	1,405,300	19,132,610
Kry International AB (d)	406	172,241
Stillfront Group AB (a)	984,000	7,504,252
Swedbank AB (A Shares)	1,267,400	24,699,018
Swedish Match Co. AB	2,752,000	24,644,082
VNV Global AB (a)	1,549,670	18,739,911
VNV Global AB warrants 8/10/23 (a)	338,136	648,116

TOTAL SWEDEN		157,023,040

Switzerland - 9.4%
Dufry AG (a)	72,708	3,846,819
Nestle SA (Reg. S)	349,160	44,214,017
Roche Holding AG (participation certificate)	113,150	43,711,224
Temenos Group AG	85,000	13,512,171

TOTAL SWITZERLAND		105,284,231

United Kingdom - 21.1%
AstraZeneca PLC (United Kingdom)	259,100	29,773,150
Auto Trader Group PLC (b)	1,791,800	16,233,983
Baltic Classifieds Group PLC	3,000,000	9,174,000
Big Yellow Group PLC	508,266	10,258,231
Clarkson PLC	388,937	17,435,073
Close Brothers Group PLC	255,531	5,480,552
Compass Group PLC (a)	315,700	6,674,498
Deliveroo PLC	100,000	435,765
Deliveroo PLC Class A (a)(b)(c)	1,647,800	7,558,459
Diageo PLC	584,400	28,978,211
FDM Group Holdings PLC	275,189	4,528,950
JD Sports Fashion PLC	151,100	1,883,960
Mondi PLC	632,639	17,552,189
Prudential PLC (a)	1,416,774	26,605,360
Rightmove PLC	2,200	21,473
Sabre Insurance Group PLC (b)	5,214,522	16,852,031
THG PLC	996,900	8,113,221
Ultra Electronics Holdings PLC	308,600	13,597,842
WH Smith PLC (a)	610,700	13,794,186

TOTAL UNITED KINGDOM		234,951,134

United States of America - 1.1%
Autoliv, Inc. (depositary receipt) (c)	126,400	12,654,096
TOTAL COMMON STOCKS
(Cost $887,177,908)		1,100,532,337

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (d)
(Cost $1,072,071)	2,345	1,047,220

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.06% (e)	6,642,994	6,644,323
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	9,870,853	9,871,840
TOTAL MONEY MARKET FUNDS
(Cost $16,516,163)		16,516,163
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $904,766,142)		1,118,095,720
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,510,720)
NET ASSETS - 100%		$1,115,585,000

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,166,816 or 15.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,316
Fidelity Securities Lending Cash Central Fund	118,747
Total	$124,063

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$16,972,375	$206,370,059	$216,698,211	$100	$--	$6,644,323	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	15,847,565	146,501,983	152,477,708	--	--	9,871,840	0.0%
Total	$32,819,940	$352,872,042	$369,175,919	$100	$--	$16,516,163

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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